Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 13—Subsequent Events

The Company evaluated subsequent events through the date that these unaudited consolidated financial statements were issued. There were no subsequent events requiring disclosure other than those disclosed below.

Quarterly Dividend. On August 7, 2013, the Board of Directors of EVERTEC approved a regular quarterly cash dividend of $0.10 per common share. The first quarterly dividend is payable on September 6, 2013 to stockholders of record at the close of business on August 19, 2013.

Grant of Restricted Stock Units. On August 7, 2013, EVERTEC granted to two of its directors restricted stock units with a grant date value of $75,000, in accordance with the Company’s independent director compensation policy.

Note 22—Subsequent Events

The Company evaluated subsequent events through the date that these audited financial statements were issued. There were no additional subsequent events requiring disclosure, other than the disclosure below.

Sense. On January 1, 2013, Sense Software International Corp. and EVERTEC Group entered into a Plan of Liquidation and Dissolution (the “Plan”). As a result of this Plan, Sense’s assets and liabilities were transferred to EVERTEC Group.